Share-based Compensation - Activity (Details) - Pre-IPO Plans - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Outstanding, beginning (in shares)	11,248,155	19,349,805
Options granted (in shares)		1,280,000
Exercised (in shares)	(34,995)	(4,287,360)
Forfeited (in shares)	(835,760)	(5,094,290)
Outstanding, ending (in shares)	10,377,400	11,248,155	19,349,805
Vested and expected to vest, ending (in shares)	10,268,256
Exercisable, ending (in shares)	9,988,385
Weighted Average Exercise Price
Outstanding, beginning (per share)	$ 0.1540	$ 0.2313
Granted (per share)		0.4410
Exercised (per share)	0.0500	0.1846
Forfeited (per share)	0.4131	0.4941
Outstanding, ending (per share)	0.1334	$ 0.1540	$ 0.2313
Vested and expected to vest, ending (per share)	0.1319
Exercisable, ending (per share)	$ 0.1258
Weighted Average Remaining Contractual Life (in years)
Outstanding	2 years 8 months 15 days	3 years 9 months 7 days	5 years 4 months 24 days
Vested and expected to vest at the end of the period	11 months 26 days
Exercisable at the end of the period	9 months 21 days
Aggregate Intrinsic Value
Outstanding	$ (295)	$ (824)	$ 30,495
Vested and expected to vest	(276)
Exercisable	$ (207)
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share)	$ 0.4158	$ 0.5231
Granted (per share)		0.6204
Exercised (per share)	0.3066	0.6536
Forfeited (per share)	0.6153	0.6746
Outstanding, ending (per share)	$ 0.4001	$ 0.4158	$ 0.5231
Vested and expected to vest, ending (per share)	0.4003
Exercisable, ending (per share)	0.3982